Goodwill (Tables)	12 Months Ended
Dec. 31, 2017
Text block1 [abstract]
Changes in Goodwill

	UNITED STATES DOLLAR
	2017	2016
Balance at beginning of the year	317.8	295.3
Impairment	(277.8)	—
Translation adjustment	36.6	22.5

Balance at end of the year	76.6	317.8